UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washingon, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____________
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Berns
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Berns			Boca Raton, FL			1/9/07

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers (voted CLIENT and NOT other manager): 3

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total:	$277,088

List of Other Included Managers:
No.  13F File Number	Client Name (voted CLIENT and NOT other manager)













FORM 13F INFORMATION TABLE

























NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER
VOTING AUTHORITY





(X$1000)
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE














Taiwan Semiconductor ADR
COM
2113382
177738
16261500
SH

DEFINED
01 02 03
13131200

3130300
LG Electronics Inc - GDR 144
COM
50186Q103
41367
1398944
SH

SOLE

1398944


Telefonos de Mexico ADR
COM
879403780
57983
2051766
SH

DEFINED
01 02 03
1654866

396900